AUGUSTA PARTNERS, L.P.

               FINANCIAL STATEMENTS

               WITH REPORT OF INDEPENDENT AUDITORS
               FOR THE YEAR ENDED DECEMBER 31, 2000

                             AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2000




                                    CONTENTS



Report of Independent Auditors.............................................    1
Statement of Assets, Liabilities and Partners' Capital.....................    2
Statement of Operations....................................................    3
Statement of Changes in Partners' Capital - Net Assets.....................    4
Notes to Financial Statements..............................................    5
Schedule of Portfolio Investments..........................................   14
Schedule of Securities Sold, Not Yet Purchased.............................   18
Schedule of Written Options................................................   19

                         Report of Independent Auditors

To the Partners of
   Augusta Partners, L.P.

We have audited the accompanying statement of assets, liabilities and partners' capital of Augusta Partners, L.P. (the "Partnership"), including the schedules of portfolio investments, securities sold, not yet purchased, and written options as of December 31, 2000, and the related statement of operations for the year then ended, and the statement of changes in partners' capital--net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in securities as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Augusta Partners, L.P. at December 31, 2000, the results of its operations for the year then ended, and the changes in its partners' capital--net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                             /S/Ernst & Young LLP

February 15, 2001

AUGUSTA PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                        DECEMBER 31, 2000

Assets

Cash and cash equivalents                                                    $  49,353
Investments in securities, at market (cost - $101,947)                         134,973
Due from broker                                                                 15,166
Dividends receivable                                                                30
Interest receivable                                                                413
Organizational costs (net of accumulated amortization of $598)                      93
                                                                             ----------

       TOTAL ASSETS                                                            200,028
                                                                             ----------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $17,739)              17,865
Outstanding options written, at value (premiums - $2,321)                        2,362
Withdrawals payable                                                             27,265
Dividends payable on securities sold, not yet purchased                             23
Management fees payable                                                            142
Accrued expenses                                                                   358
                                                                             ----------

       TOTAL LIABILITIES                                                        48,015
                                                                             ----------

             NET ASSETS                                                      $ 152,013
                                                                             ==========

PARTNERS' CAPITAL

Represented by:
Capital contributions - (net of syndication costs of $50)                    $ 147,586
Capital withdrawals                                                           (128,199)
Accumulated net investment loss                                                 (2,250)
Accumulated net realized gain on investments                                   102,017
Accumulated net unrealized appreciation on investments                          32,859
                                                                             ----------

       PARTNERS' CAPITAL - NET ASSETS                                        $ 152,013
                                                                             ==========

The accompanying notes are an integral part of these financial statements

AUGUSTA PARTNERS, L.P.

Statement of Operations (in thousands)
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED
                                                                                           DECEMBER 31, 2000
INVESTMENT INCOME
    Dividends                                                                                 $   1,038
    Interest                                                                                      2,067
                                                                                              ----------
                                                                                                  3,105
                                                                                              ----------
EXPENSES
    OPERATING EXPENSES:
       Management fees                                                                            1,896
       Administration fees                                                                          243
       Prime broker fees                                                                            235
       Custodian fees                                                                               226
       Professional fees                                                                            204
       Amortization of organizational costs                                                         139
       Insurance expense                                                                            133
       Individual General Partners' fees and expenses                                                27
       Miscellaneous                                                                                 45
                                                                                              ----------
          TOTAL OPERATING EXPENSES                                                                3,148
       Interest expense                                                                              50
       Dividends on securities sold, not yet purchased                                              128
                                                                                              ----------
          TOTAL EXPENSES                                                                          3,326
                                                                                              ----------

          NET INVESTMENT LOSS                                                                      (221)
                                                                                              ----------

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS  AND  FOREIGN  CURRENCY TRANSACTIONS
    REALIZED  GAIN  (LOSS) ON  INVESTMENTS  AND  FOREIGN  CURRENCY TRANSACTIONS:
       Investment securities                                                                       (494)
       Purchased options                                                                            681
       Written options                                                                           (1,209)
       Futures transactions                                                                      (1,530)
       Securities sold, not yet purchased                                                         1,394
                                                                                              ----------

       NET REALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                        (1,158)

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                        (27,407)
                                                                                              ----------

          NET REALIZED AND UNREALIZED LOSS                                                      (28,565)
                                                                                              ----------

          DECREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                    $ (28,786)
                                                                                              ==========

The accompanying notes are an integral part of these financial statements

AUGUSTA PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                    YEAR ENDED         YEAR ENDED
                                                                 DECEMBER 31, 2000  DECEMBER 31, 1999

FROM INVESTMENT ACTIVITIES
    Net investment loss                                             $    (221)        $    (745)
    Net realized gain (loss) on investments
       and foreign currency transactions                               (1,158)           57,548
    Net change in unrealized appreciation on
       investments                                                    (27,407)           33,212
                                                                    ----------        ----------

       INCREASE (DECREASE) IN PARTNERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                                (28,786)           90,015

PARTNERS' CAPITAL TRANSACTIONS

    Capital contributions                                              26,575            11,388
    Capital withdrawals - General Partner                                (351)          (18,074)
    Capital withdrawals - Limited Partners                            (27,265)          (19,940)
                                                                    ----------        ----------

       DECREASE IN PARTNERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                          (1,041)          (26,626)

       PARTNERS' CAPITAL AT BEGINNING OF YEAR                         181,840           118,451
                                                                    ----------        ----------

       PARTNERS' CAPITAL AT END OF YEAR                             $ 152,013         $ 181,840
                                                                    ==========        ==========

The accompanying notes are an integral part of these financial statements

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Augusta Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Second Amended and Restated Limited Partnership Agreement, dated as of February 10, 1999. The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers and in options, bonds and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

         There are four "Individual General Partners" who serve as the governing board of the Partnership and a "Manager." The Manager is Augusta Management, L.L.C., whose principal members are CIBC World Markets Corp. ("CIBC WM") and Ardsley Advisory Partners ("Ardsley"). Investment professionals at Ardsley manage the Partnership's investment portfolio on behalf of the Manager under CIBC WM's supervision.

         The acceptance of initial and additional capital contributions from Limited Partners is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership offer to repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   PORTFOLIO VALUATION

         Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on an accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         The Partnership may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and nonhedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net gain from investment transactions. The Partnership did not hold any financial futures, foreign exchange options or foreign currency forward contracts at December 31, 2000.

         B.   ORGANIZATION COSTS

         The expenses incurred by the Partnership in connection with its organization are being amortized over a 60-month period beginning at the commencement of operations, September 4, 1996.

         C.   CASH EQUIVALENTS

         The Partnership treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2000, $49,188,606 in cash equivalents was held at PNC Bank.

         D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership has been made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the year ended December 31, 2000, CIBC WM earned $45,900 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. For each incentive allocation period, the Manager can elect to withdraw the incentive allocation within 30 days. During the year ended December 31, 2000, the incentive allocation to the Manager was $195,311.

         Each Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fee from the Partnership. One Individual General Partner is an "interested person" of the Partnership.

         All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2000, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $26,687.

         PFPC  Trust  Company  (the  "Custodian")   serves as  Custodian  of the
         Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership and in that capacity provides certain accounting, record keeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2000, amounted to $916,909,158 and $962,958,324 respectively.

         At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2000, accumulated net unrealized appreciation on investments was $32,858,730 consisting of $37,390,988 gross unrealized appreciation and $4,532,258 gross unrealized depreciation.

         Due from broker primarily represents receivables and payables from unsettled trades and proceeds from securities sold, not yet purchased and written options.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS (CONTINUED)

         indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2000, the Partnership did not have any margin borrowings outstanding. For the year ended December 31, 2000, the average daily amount of such borrowings was $452,583.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         The Partnership's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Partnership may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At December 31, 2000, the Partnership had no spot currency, futures, options or forward contracts outstanding.

         Securities sold, not yet purchased represents obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Transactions in purchased options were as follows:

                                                                  CALL OPTIONS                PUT OPTIONS
                                                        -------------------------     -------------------------
                                                           NUMBER                        NUMBER
                                                        OF CONTRACTS      COST        OF CONTRACTS      COST
                                                        ------------      ----        ------------  -----------
         Beginning balance                                  10,724    $ 1,063,530            465    $ 1,245,270
         Options purchased                                  53,720     22,779,083          6,112     17,245,232
         Options closed                                    (54,016)   (20,164,894)        (6,572)   (17,922,392)
         Options expired                                   (10,428)   ( 3,677,719)        (  470)   (   568,110)
         Options split                                          -              -             465             -
                                                        ------------  -----------     ------------  -----------
         Options outstanding at
                  December 31, 2000                             -     $       -               -     $        -
                                                        ============  ===========     ============  ===========

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option.

         Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

         Transactions in written options were as follows:

                                                                  CALL OPTIONS                PUT OPTIONS
                                                        -------------------------     -------------------------
                                                           NUMBER      AMOUNT OF         NUMBER      AMOUNT OF
                                                        OF CONTRACTS    PREMIUM        OF CONTRACTS   PREMIUM
                                                        ------------   ---------       ------------  -----------

         Beginning balance                                  2,870     $ 4,044,261            465    $  809,617
         Options written                                   42,335      22,851,874          4,528     4,055,571
         Options closed                                   (25,820)    (20,505,677)        (3,063)   (1,841,939)
         Options expired                                  (13,200)    ( 4,769,059)        (  995)   (2,323,249)
         Options split                                        155             -              465           -
                                                        ------------  -----------     -----------   -----------
         Options outstanding at
                  December 31, 2000                         6,340     $ 1,621,399          1,400    $  700,000
                                                        ============  ===========     ============  ===========

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                            NET GAINS / (LOSSES)
                                                             FOR THE YEAR ENDED
                                                              DECEMBER 31, 2000
                                                            --------------------
         Equity securities                                   $   (29,129,881)
         Securities sold, not yet purchased                          785,423
         Equity options                                             (590,476)
         Equity index options                                      1,284,036
         Written options                                          (1,829,321)
         Fixed income securities                                    (413,617)
         Futures                                                  (1,529,624)
         FOREIGN SECURITIES:
             Equities                                              3,064,867
             Securities sold, not yet purchased                     (206,497)
                                                            --------------------
                                                             $   (28,565,090)

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                           AVERAGE MARKET VALUE
                                     MARKET VALUE AT       FOR THE  YEAR ENDED
                                    DECEMBER 31, 2000       DECEMBER 31, 2000
                                    -----------------       -----------------
         ASSETS:
         Equity options               $         -           $      561,122
         Equity index options                   -                  383,100

         LIABILITIES:
         Written options                (2,362,694)               (806,610)

         Average market values presented above are based upon month-end market values during the year ended December 31, 2000.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for each period.


                                                                                                                   SEPTEMBER 4, 1996
                                                                                                                   (COMMENCEMENT OF
                                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED      OPERATIONS) TO
                                           DECEMBER 31, 2000 DECEMBER 31, 1999 DECEMBER 31, 1998 DECEMBER 31, 1997 DECEMBER 31, 1996
                                           ----------------- ----------------- ----------------- ----------------- -----------------
         Ratio of net investment loss to
           average net assets                      (0.13%)           (0.48%)           (0.25%)           (0.48%)           (0.83%)*
         Ratio of operating expense
           to average net assets                    1.70%             1.50%             1.57%             1.61%             2.27%*
         Ratio of interest expense to
           average net assets                       0.03%             0.17%             0.18%             0.07%             0.01%*
         Ratio of dividends on securities
           sold, not yet purchased
           to average net assets                    0.07%             0.06%             0.12%             0.12%             0.06%*
         Total return**                           (13.94%)           72.69%            17.45%            25.94%            17.20%
         Portfolio turnover                         534%              617%              723%              627%              215%
         Average debt ratio                        0.24%             2.06%             2.19%             1.04%             0.28%

         *     Annualized.
         ** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     9.  SUBSEQUENT EVENT

         Effective  January  1,  2001  the  Partnership   received  initial  and
         additional capital contributions from Limited Partners of $490,000.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                        DECEMBER 31, 2000
 SHARES                                                                    MARKET VALUE

             COMMON STOCK - 88.79%
               APPLICATIONS SOFTWARE - 7.72%
    165,000      Microsoft Corp.*                                        $   7,156,875
    125,000      Peregrine Systems, Inc.*                                    2,468,750
     75,000      Quest Software, Inc.*                                       2,104,725
                                                                         --------------
                                                                            11,730,350
                                                                         --------------
               BROADCASTING SERVICES/PROGRAMMING - 0.98%
    110,000      AT&T Corp. - Liberty Media Corp., Class A*                  1,491,933
          1      UnitedGlobalCom, Inc., Class A*                                    10
                                                                         --------------
                                                                             1,491,943
                                                                         --------------
               CHEMICALS - SPECIALTY - 1.27%
    300,000      Methanex Corp.*                                             1,931,400
                                                                         --------------
               COMMERCIAL SERVICES - FINANCE - 0.26%
     20,000      NOVA Corp.*                                                   398,760
                                                                         --------------
               DATA PROCESSING/MANAGEMENT - 2.60%
     75,000      First Data Corp.                                   (a)      3,951,600
                                                                         --------------
               DECISION SUPPORT SOFTWARE - 0.74%
     60,000      Cognos, Inc.*                                               1,128,780
                                                                         --------------
               DIALYSIS CENTERS - 7.89%
    700,000      DaVita, Inc.*                                      (a)     11,987,500
                                                                         --------------
               DIVERSIFIED FINANCIAL SERVICES - 1.82%
     35,000      Morgan Stanley Dean Witter & Co.                            2,773,750
                                                                         --------------
               DIVERSIFIED MANUFACTURING OPERATIONS - 5.29%
    145,000      Tyco International Ltd.                                     8,047,500
                                                                         --------------
               DRUG DELIVERY SYSTEMS - 2.06%
    100,000      Alkermes, Inc.*                                             3,137,500
                                                                         --------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                        DECEMBER 31, 2000
 SHARES                                                                   MARKET VALUE
             COMMON STOCK - (CONTINUED)
               E-COMMERCE/SERVICES - 1.85%
    300,000      Allscripts, Inc.*                                       $   2,803,200
                                                                         --------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.75%
     57,500      Xilinx, Inc.*                                               2,652,188
                                                                         --------------
               ELECTRONIC MEASURING INSTRUMENTS - 1.77%
     80,000      Tektronix, Inc.*                                            2,695,040
                                                                         --------------
               ENTERPRISE SOFTWARE/SERVICES - 1.80%
    140,000      Computer Associates International, Inc.                     2,730,000
                                                                         --------------
               HEALTHCARE COST CONTAINMENT - 14.28%
  1,600,000      Caremark RX, Inc.*                                 (b)     21,700,800
                                                                         --------------
               INSTRUMENTS - CONTROLS - 3.62%
    185,000      Thermo Electron Corp.*                                      5,503,750
                                                                         --------------
               MEDICAL - BIOMEDICAL/GENE - 1.18%
     20,000      Genzyme Corp.*                                              1,798,760
                                                                         --------------
               MEDICAL - DRUGS - 5.00%
     80,000      ICN Pharmaceuticals, Inc.                                   2,455,040
     55,000      Merck & Co., Inc.                                           5,149,375
                                                                         --------------
                                                                             7,604,415
                                                                         --------------
               MEDICAL INFORMATION SYSTEMS - 0.00%
          1      Per-Se Technologies, Inc.*                                          4
                                                                         --------------
               MEDICAL PRODUCTS - 2.05%
     90,000      Becton, Dickinson & Co.                                     3,116,250
                                                                         --------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                        DECEMBER 31, 2000
 SHARES                                                                   MARKET VALUE
             COMMON STOCK - (CONTINUED)
               OIL COMPANIES - EXPLORATION & PRODUCTION - 12.12%
    145,000      Anadarko Petroleum Corp.                           (b)  $  10,306,600
     62,500      Forest Oil Corp.*                                           2,304,688
    185,000      Ocean Energy, Inc.                                          3,214,375
     70,000      Talisman Energy, Inc.*                                      2,594,410
                                                                         --------------
                                                                            18,420,073
                                                                         --------------
               PHARMACY SERVICES - 2.02%
     30,000      Express Scripts, Inc., Class A*                             3,067,500
                                                                         --------------
               RETAIL - BUILDING PRODUCTS - 2.40%
     80,000      The Home Depot, Inc.                                        3,655,040
                                                                         --------------
               RETAIL - DISCOUNT - 1.19%
     65,000      The TJX Companies, Inc.                                     1,803,750
                                                                         --------------
               RETAIL - RESTAURANTS - 2.30%
    135,000      Outback Steakhouse, Inc.*                                   3,493,125
                                                                         --------------
               TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - 1.05%
     55,000      Finisar Corp.*                                              1,595,000
                                                                         --------------
               TELEPHONE - INTEGRATED - 1.48%
     25,000      Telephone and Data Systems, Inc.                            2,250,000
                                                                         --------------
               TELEPHONE - LOCAL - 0.00%
          1      Tele Norte Leste Participacoes, S.A., Sponsored ADR                20
                                                                         --------------
               TOOLS - HAND HELD - 0.32%
     12,500      The Black & Decker Corp.                                      490,625
                                                                         --------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                        DECEMBER 31, 2000
 SHARES                                                                   MARKET VALUE
             COMMON STOCK - (CONTINUED)
               WEB HOSTING/DESIGN - 1.07%
     72,500      Digex, Inc.*                                            $   1,631,250
                                                                         --------------
               WEB PORTALS/ISP - 0.91%
    250,000      At Home Corp.*                                              1,382,750
                                                                         --------------
                  TOTAL COMMON STOCK (COST  $101,946,998)                  134,972,623
                                                                         --------------
                 TOTAL INVESTMENTS (COST $101,946,998) - 88.79%            134,972,623
                                                                         --------------
                 OTHER ASSETS, LESS LIABILITIES - 11.21%                    17,039,888
                                                                         --------------
                 NET ASSETS - 100.00%                                    $ 152,012,511
                                                                         ==============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for open written options.
(b) Partially or wholly held in a pledged account by the Custodian as collateral for open short equities.
*    Non-income producing security.

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                                             DECEMBER 31, 2000
 SHARES                                                                         MARKET VALUE
             SECURITES SOLD, NOT YET PURCHASED - (11.75%)
               AUTO - CARS/LIGHT TRUCKS - (1.74%)
     50,000      Volkswagen AG                                                  $ (2,648,009)
                                                                                -------------
               ENERGY - ALTERNATE SOURCE - (2.17%)
     25,000      Ballard Power Systems, Inc.                                      (1,578,900)
     25,000      FuelCell Energy, Inc.                                            (1,714,075)
                                                                                -------------
                                                                                  (3,292,975)
                                                                                -------------
               FOOD - DAIRY PRODUCTS - (3.31%)
    100,000      Koninklijke Numico N.V.                                          (5,032,202)
                                                                                -------------
               INTERNET INFRASTRUCTURE SOFTWARE - (0.88%)
     55,000      Retek, Inc.                                                      (1,340,625)
                                                                                -------------
               MACHINERY - GENERAL INDUSTRY - (1.20%)
     45,000      Dover Corp.                                                      (1,825,335)
                                                                                -------------
               MEDICAL - BIOMEDICAL/GENE - (0.15%)
     25,000      Virologic, Inc.                                                    (228,125)
                                                                                -------------
               PIPELINES - (0.68%)
     12,500      Enron Corp.                                                      (1,039,063)
                                                                                -------------
               TELECOMMUNICATIONS SERVICES - (0.85%)
    250,000      Telia AB                                                         (1,285,036)
                                                                                -------------
               TELEPHONE INTEGRATED - (0.65%)
      4,000      France Telecom, S.A., Sponsored ADR (GR)                           (345,307)
      7,500      France Telecom, S.A., Sponsored ADR                                (642,660)
                                                                                -------------
                                                                                    (987,967)
                                                                                -------------
               WIRELESS EQUIPMENT - (0.12%)
     15,000      Novatel Wireless, Inc.                                             (185,625)
                                                                                -------------
             TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $17,739,362)    $(17,864,962)
                                                                                =============

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS
--------------------------------------------------------------------------------

                                                                       DECEMBER 31, 2000
 NUMBER OF                                                                MARKET VALUE
 CONTRACTS
             WRITTEN OPTIONS - (1.55%)
             WRITTEN CALL OPTIONS - (1.16%)
               DIALYSIS CENTERS - (0.29%)
      1,050      DaVita, Inc., 1/20/01, $15.00                           $  (210,000)
      1,500      DaVita, Inc., 2/17/01, $17.50                              (225,000)
                                                                         ------------
                                                                            (435,000)
                                                                         ------------
               DIVERSIFIED FINANCIAL SERVICES - (0.12%)
        350      Morgan Stanley Dean Witter & Co., 1/20/01, $80.00          (183,750)
                                                                         ------------
               ELECTRONIC MEASURING INSTRUMENTS - (.07%)
        600      Tektronix, Inc., 1/20/01, $35.00                           (101,280)
                                                                         ------------
               Medical - Drugs - (.07%)
         75      Merck & Co., Inc., 1/20/01, $90.00                          (45,000)
         75      Merck & Co., Inc., 1/20/01, $95.00                          (25,313)
        400      Merck & Co., Inc., 1/20/01, $100.00                         (42,520)
                                                                         ------------
                                                                            (112,833)
                                                                         ------------
               OIL COMPANIES - EXPLORATION & PRODUCTION - (.21%)
        300      Anadarko Petroleum Corp., 1/20/01 $70.00                   (129,000)
        300      Anadarko Petroleum Corp., 2/17/01 $75.00                   (138,000)
        300      Anadarko Petroleum Corp., 2/17/01 $80.00                    (54,000)
                                                                         ------------
                                                                            (321,000)
                                                                         ------------
               PHARMACY SERVICES - (0.36%)
        300      Express Scripts, Inc., 1/20/01, $85.00                     (555,000)
                                                                         ------------
               TELECOMUNICATIONS EQUIPMENT - FIBER OPTICS - (0.01%)
        250      Finisar Corp., 1/20/01, $40.00                              (12,500)
        115      Finisar Corp., 1/20/01, $45.00                               (1,438)
                                                                         ------------
                                                                             (13,938)
                                                                         ------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                       DECEMBER 31, 2000
 NUMBER OF                                                                MARKET VALUE
 CONTRACTS
             WRITTEN CALL OPTIONS - (CONTINUED)
               WEB HOSTING/DESIGN - (0.03)%
        250      Digex, Inc., 1/20/01, $30.00                            $   (15,625)
        475      Digex, Inc., 1/20/01, $35.00                                (29,688)
                                                                         ------------
                                                                             (45,313)
                                                                         ------------

               TOTAL WRITTEN CALL OPTIONS (PREMIUMS $1,621,399)           (1,768,114)
                                                                         ------------


             WRITTEN PUT OPTIONS - (0.39%)
               TELECOMMUNICATIONS SERVICES

      1,400      NTL Inc., 1/20/01, $27.50                                  (594,580)
                                                                         ------------



               TOTAL WRITTEN PUT OPTIONS (PREMIUMS  $700,000)               (594,580)
                                                                         ------------

               TOTAL WRITTEN OPTIONS (PREMIUMS $2,321,399)               $ (2,362,694)
                                                                         ============

The accompanying notes are an integral part of these financial statements.